Business Combinations (Details 1) (USD $)	12 Months Ended
Dec. 31, 2013
Purchase Consideration:
Series E Preferred Stock	$ 18,760,610
Contingent Consideration	11,109,020
Replacement Warrants	1,883,751
Total Consideration	31,753,381
Tangible Assets Acquired:
Cash	24,563
Receivables	35,394
Property and equipment	772,486
Other	87,391
Liabilities Assumed:
Accounts Payable and Accrued Expenses	(1,044,530)
Other	(118,617)
Goodwill	421,694
Total Consideration	31,753,381
Ipr And D Technology [Member]
Identifiable Intangible Assets Acquired:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total	29,585,000
Trademarks and Trade Names [Member]
Identifiable Intangible Assets Acquired:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total	$ 1,990,000